TIAA-CREF Quant Small-Cap Equity Fund
TIAA-CREF Quant Small-Cap Equity Fund
Investment objective
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Quant Small-Cap Equity Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge	none	none	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none	none
Account maintenance fee (annual fee on accounts under $2,000)	none	none	none	none	$ 15.00	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Quant Small-Cap Equity Fund		Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class	Class W
Management fees		0.39%	0.39%		0.39%	0.39%	0.39%	0.39%	[1]
Distribution (Rule 12b-1) fees					0.15%		0.25%
Other expenses		0.02%	0.11%	[2]	0.02%	0.27%	0.07%	0.02%	[1]
Total annual Fund operating expenses		0.41%	0.50%		0.56%	0.66%	0.71%	0.41%
Waivers and expense reimbursements	[3]							(0.41%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.41%	0.50%		0.56%	0.66%	0.71%	none
[1]	Estimate is for the current fiscal year.
[2]	Restated to reflect estimate for the current fiscal year.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.53% of average daily net assets for Institutional Class shares; (ii) 0.68% of average daily net assets for Advisor Class shares; (iii) 0.68% of average daily net assets for Premier Class shares; (iv) 0.78% of average daily net assets for Retirement Class shares; (v) 0.92% of average daily net assets for Retail Class shares; and (vi) 0.53% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2019, with respect to Class W shares, and February 28, 2019, with respect to all other share classes, unless changed with approval of the Board of Trustees.
[4]	Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W's Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Quant Small-Cap Equity Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
1 year	$ 42	$ 51	$ 57	$ 67	$ 73	none
3 years	132	160	179	211	227	none
5 years	230	280	313	368	395	none
10 years	$ 518	$ 628	$ 701	$ 822	$ 883	none

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in small-cap equity securities. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes have favorable prospects for significant long-term capital appreciation potential. A small-cap equity security is a security within the capitalization range of the companies included in the Fund’s benchmark index, the Russell 2000® Index, at the time of purchase. The Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to add incremental return over its stated benchmark index, while also managing the relative risk of the Fund versus its benchmark index. Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques, based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations between the performance of the stocks in the universe, and trading costs. The Fund may purchase foreign securities and securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus its benchmark index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Advisors deems it appropriate.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. Class W does not have a full year of performance and is not included in the table.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† Quant Small-Cap Equity Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was 4.61%.
Best quarter: 20.16%, for the quarter ended June 30, 2009. Worst quarter: -24.81%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2017
Average Annual Returns - TIAA-CREF Quant Small-Cap Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Institutional Class	15.01%	15.64%		9.46%		Oct. 01, 2002
Advisor Class	14.90%	15.60%	[1]	9.44%	[1]	Dec. 04, 2015
Premier Class	14.85%	15.48%		9.32%	[1]	Sep. 30, 2009
Retirement Class	14.74%	15.36%		9.18%		Oct. 01, 2002
Retail Class	14.73%	15.27%		9.13%		Oct. 01, 2002
After Taxes on Distributions | Institutional Class	11.55%	12.72%		7.92%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	10.05%	11.70%		7.30%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	14.65%	14.12%		8.71%
[1]	The performance shown for the Advisor and Premier classes that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor and Premier classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.